Related Party Disclosures - Compensation of Key Management Personnel (Detail) - Individual	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Key Management Personnel	140	153
Regular Directors [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	79	74
General manager [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	2	2
Area managers [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	13	10
Department managers [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	46	67